Income Tax (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Income Tax [Abstract]
Schedule of net deferred tax assets liability
March 31, 2023
Deferred tax asset
Outside basis difference in partnership investment	$8,240,626
Organizational costs/startup expenses	195,311
Accrued Interest – Trust	(119,186)
Federal Net Operating loss	49,145
Total deferred tax asset	8,365,896
Valuation allowance	(8,365,896)
Deferred tax asset, net of allowance	$0

	December 31,	December 31,
	2022	2021
Deferred tax assets (liability)
Organizational costs/Startup expenses	$195,311	$53,826
Accrued interest – Trust	(119,186)	—
Federal Net Operating loss	—	41,721
Total deferred tax assets	76,125	95,547
Valuation allowance	(195,311)	(95,547)
Deferred tax liability, net of allowance	$(119,186)	$—

Schedule of reconciliation of the federal income tax rate
	March 31, 2023	December 31, 2022
Statutory federal income tax rate	21.0%	21.0%
State taxes, net of federal tax benefit	0.0%	0.0%
Permanent Book/Tax Differences	(5.60)%	0.0%
Pass-through income – not taxable	(2.63)%	—
Deferred tax impact of acquisition of Bluescape	1,231.65%	—
Change in valuation allowance	(1,244.42)%	(21.0)%
Income tax provision	—%	—%

	December 31,	December 31,
	2022	2021
Statutory federal income tax rate	21.00%	21.0%
State taxes, net of federal tax benefit	0.00%	0.0%
Permanent Book/Tax Differences	—%	(1.08)%
Non-deductible merger costs	(31.17)%	—%
Change in valuation allowance	(3.05)%	(19.92)%
Income tax provision	(13.22)%	—%

Schedule of income tax provision
	December 31,	December 31,
	2022	2021
Federal
Current	$312,446	$—
Deferred	19,422	(94,557)
State and Local
Current	—	—
Deferred	—	—
Change in valuation allowance	99,764	94,557
Income tax provision	$431,632	$—